Average Annual Total Returns - Victory Trivalent International Fund-Core Equity	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 5 Years	Class I 10 Years	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years	Class R6 Life of Class		Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class Y After Taxes on Distributions 1 Year	Class Y After Taxes on Distributions 5 Years	Class Y After Taxes on Distributions 10 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes.) 1 Year	MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes.) 5 Years	MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	15.13%	4.08%	4.90%	20.25%	4.52%	4.72%	22.50%	5.73%	6.03%	22.60%			4.86%	[1]	22.37%	5.56%	5.79%	22.01%	4.86%	5.10%	13.44%	4.36%	4.76%	21.51%	5.51%	4.97%

[1]	Inception date of Class R6 is March 4, 2015.